Schedule of Estimated Depreciation Rates (Details) - TALENTEC SDN. BHD. [Member]	Jul. 31, 2025
Computer Terminals And Peripherals [Member] | Minimum [Member]
Estimated depreciation rates, percentage	20.00%
Computer Terminals And Peripherals [Member] | Maximum [Member]
Estimated depreciation rates, percentage	40.00%
Furniture and Fixtures [Member] | Minimum [Member]
Estimated depreciation rates, percentage	10.00%
Furniture and Fixtures [Member] | Maximum [Member]
Estimated depreciation rates, percentage	20.00%